Annual principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 37,431
2020	62,864
2021	81,516
2022	83,118
2023	72,280
2024 and thereafter	242,370
Total debt	$ 579,579	$ 571,791